UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-21323

 NAME OF REGISTRANT:                     Eaton Vance Limited Duration
                                         Income Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: Two International Place
                                         Boston, MA 02110

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Maureen A. Gemma, Esq.
                                         Two International Place
                                         Boston, MA 02110

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                03/31

 DATE OF REPORTING PERIOD:               07/01/2016 - 06/30/2017


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


Eaton Vance Limited Duration Income Fund
--------------------------------------------------------------------------------------------------------------------------
 LKQ ITALIA BONDCO S.P.A., MILANO                                                            Agenda Number:  707283329
--------------------------------------------------------------------------------------------------------------------------
        Security:  T6S10CAA5
    Meeting Type:  BOND
    Meeting Date:  25-Jul-2016
          Ticker:
            ISIN:  XS1395004408
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT THIS IS AN AMENDMENT TO                  Non-Voting
       MEETING ID 663962 AS THE MEETING IS FOR
       INFORMATION PURPOSE ONLY. ALL VOTES
       RECEIVED ON THE PREVIOUS MEETING WILL BE
       DISREGARDED. THANK YOU.

CMMT   PLEASE NOTE THAT THE SUB-CUSTODIANS ARE NOT               Non-Voting
       OFFERING A PROXY VOTING SERVICE FOR THIS
       MEETING. PLEASE REFER THE NOTICE UNDER LINK
       :
       https://materials.proxyvote.com/Approved/99
       999Z/19840101/NPS_292080.PDF FOR ADDITIONAL
       DETAILS

CMMT   PLEASE NOTE THAT THIS IS AN INFORMATIONAL                 Non-Voting
       MEETING, AS THERE ARE NO PROPOSALS TO BE
       VOTED ON. SHOULD YOU WISH TO ATTEND THE
       MEETING PERSONALLY, YOU MAY REQUEST AN
       ENTRANCE CARD. THANK YOU.

1      APPOINTMENT OF SECURITISATION SERVICES                    Non-Voting
       S.P.A. AS THE NOTEHOLDERS' REPRESENTATIVE
       PURSUANT TO ARTICLE 2415 AND 2417 OF THE
       ITALIAN CIVIL CODE




--------------------------------------------------------------------------------------------------------------------------
 PACIFIC EXPLORATION & PRODUCTION CORP.                                                      Agenda Number:  934606700
--------------------------------------------------------------------------------------------------------------------------
        Security:  69423W889
    Meeting Type:  Annual
    Meeting Date:  31-May-2017
          Ticker:  PEGFF
            ISIN:  CA69423W8896
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     TO SET THE NUMBER OF DIRECTORS AT 6.                      Mgmt          For                            For

02     DIRECTOR
       LUIS FERNANDO ALARCON                                     Mgmt          For                            For
       W. ELLIS ARMSTRONG                                        Mgmt          For                            For
       GABRIEL DE ALBA                                           Mgmt          For                            For
       RAYMOND BROMARK                                           Mgmt          For                            For
       RUSSELL FORD                                              Mgmt          For                            For
       CAMILO MARULANDA                                          Mgmt          For                            For

03     APPOINTMENT OF ERNST & YOUNG LLP AS                       Mgmt          For                            For
       AUDITORS OF THE CORPORATION FOR THE ENSUING
       YEAR AND AUTHORIZING THE DIRECTORS TO FIX
       THEIR REMUNERATION.




--------------------------------------------------------------------------------------------------------------------------
 PATTERSON-UTI ENERGY, INC.                                                                  Agenda Number:  934627932
--------------------------------------------------------------------------------------------------------------------------
        Security:  703481101
    Meeting Type:  Annual
    Meeting Date:  29-Jun-2017
          Ticker:  PTEN
            ISIN:  US7034811015
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       MARK S. SIEGEL                                            Mgmt          For                            For
       CHARLES O. BUCKNER                                        Mgmt          For                            For
       MICHAEL W. CONLON                                         Mgmt          For                            For
       WILLIAM A HENDRICKS, JR                                   Mgmt          For                            For
       CURTIS W. HUFF                                            Mgmt          For                            For
       TERRY H. HUNT                                             Mgmt          For                            For
       TIFFANY J. THOM                                           Mgmt          For                            For

2.     APPROVAL OF AMENDMENT AND RESTATEMENT OF                  Mgmt          For                            For
       PATTERSON-UTI'S 2014 LONG-TERM INCENTIVE
       PLAN.

3.     RATIFICATION OF THE SELECTION OF                          Mgmt          For                            For
       PRICEWATERHOUSECOOPERS LLP AS THE
       INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM OF PATTERSON-UTI FOR THE FISCAL YEAR
       ENDING DECEMBER 31, 2017.

4.     APPROVAL OF AN ADVISORY RESOLUTION ON                     Mgmt          For                            For
       PATTERSON-UTI'S COMPENSATION OF ITS NAMED
       EXECUTIVE OFFICERS.

5.     ADVISORY VOTE ON THE FREQUENCY OF FUTURE                  Mgmt          1 Year                         For
       ADVISORY VOTES ON EXECUTIVE COMPENSATION.




--------------------------------------------------------------------------------------------------------------------------
 SEVENTY SEVEN ENERGY INC                                                                    Agenda Number:  934563102
--------------------------------------------------------------------------------------------------------------------------
        Security:  81809A100
    Meeting Type:  Special
    Meeting Date:  20-Apr-2017
          Ticker:  SVNT
            ISIN:  US81809A1007
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     ADOPTION OF THE AGREEMENT AND PLAN OF                     Mgmt          For                            For
       MERGER, DATED AS OF DECEMBER 12, 2016, BY
       AND AMONG SSE, PATTERSON-UTI ENERGY, INC.
       AND PYRAMID MERGER SUB, INC.

2.     APPROVAL, ON AN ADVISORY (NON-BINDING)                    Mgmt          For                            For
       BASIS, OF THE COMPENSATION THAT MAY BE PAID
       OR BECOME PAYABLE TO SSE'S NAMED EXECUTIVE
       OFFICERS IN CONNECTION WITH THE MERGER.

3.     ADJOURNMENT OF THE SPECIAL MEETING, IF                    Mgmt          For                            For
       NECESSARY OR APPROPRIATE, TO SOLICIT
       ADDITIONAL PROXIES IF THERE ARE NOT
       SUFFICIENT VOTES TO APPROVE THE PROPOSAL TO
       ADOPT THE AGREEMENT AND PLAN OF MERGER.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Limited Duration Income Fund
By (Signature)       /s/ Payson F. Swaffield
Name                 Payson F. Swaffield
Title                President
Date                 08/14/2017